Variable Portfolio – U.S. Flexible Conservative Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.1%
	Shares	Value ($)
U.S. Large Cap 32.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	93,544	11,510,558
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	41,966	2,159,176
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	382,268	21,628,712
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	450,947	11,390,913
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	193,372	11,118,878
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	106,622	7,653,313
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	162,170	7,299,275
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	121,910	7,897,372
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	326,973	16,139,387
Total		96,797,584
Total Equity Funds (Cost $41,761,804)		96,797,584

Exchange-Traded Equity Funds 3.8%

U.S. Mid Large Cap 3.8%
iShares Core S&P 500 ETF	8,950	5,846,229
Vanguard S&P 500 ETF	9,250	5,527,338
Total		11,373,567
Total Exchange-Traded Equity Funds (Cost $10,750,080)		11,373,567

Exchange-Traded Fixed Income Funds 5.5%

Investment Grade 5.5%
iShares Core U.S. Aggregate Bond ETF	33,110	3,286,830
iShares iBoxx $ Investment Grade Corporate Bond ETF	62,277	6,787,570
Vanguard Intermediate-Term Corporate Bond ETF	79,630	6,589,382
Total		16,663,782
Total Exchange-Traded Fixed Income Funds (Cost $16,161,571)		16,663,782

Fixed Income Funds 40.4%
	Shares	Value ($)
Investment Grade 40.4%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a),(b)	1,030,559	8,058,969
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,311,458	28,478,540
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	360,270	3,429,770
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	655,798	4,629,932
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	730,488	6,859,283
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,731,185	25,400,024
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,445,381	22,766,494
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,241,037	21,872,519
Total		121,495,531
Total Fixed Income Funds (Cost $130,021,574)		121,495,531

Residential Mortgage-Backed Securities - Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2041- 04/13/2056	3.000%	2,642,500	2,375,492
04/16/2041- 04/13/2056	3.500%	4,730,000	4,383,470
04/16/2041- 04/13/2056	4.000%	5,912,500	5,632,884
04/13/2056	4.500%	5,440,000	5,249,631
04/13/2056	5.000%	4,020,000	3,964,229
04/13/2056	5.500%	3,850,000	3,867,733
04/13/2056	6.000%	3,850,000	3,924,413
Total Residential Mortgage-Backed Securities - Agency (Cost $29,668,008)			29,397,852

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $1,587,435)	1,542,280

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2026 (Unaudited)

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(a),(d)	51,935,124	51,914,350
Total Money Market Funds (Cost $51,911,871)		51,914,350
Total Investments in Securities (Cost: $281,862,343)		329,184,946
Other Assets & Liabilities, Net		(27,992,285)
Net Assets		301,192,661
At March 31, 2026, securities and/or cash totaling $2,992,139 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 Index E-mini	9	06/2026	USD	4,304,700	—	(124,691)
Russell 2000 Index E-mini	1	06/2026	USD	125,610	780	—
S&P 500 Index E-mini	35	06/2026	USD	11,498,813	178,976	—
U.S. Long Bond	2	06/2026	USD	227,750	2,434	—
U.S. Long Bond	8	06/2026	USD	911,000	—	(2,974)
U.S. Treasury 2-Year Note	3	06/2026	USD	622,336	58	—
U.S. Treasury 2-Year Note	30	06/2026	USD	6,223,359	—	(34,572)
U.S. Treasury 5-Year Note	5	06/2026	USD	540,898	162	—
U.S. Treasury 5-Year Note	67	06/2026	USD	7,248,039	—	(73,816)
U.S. Treasury Ultra Bond	2	06/2026	USD	233,125	1,496	—
U.S. Treasury Ultra Bond	7	06/2026	USD	815,938	—	(1,174)
Total					183,906	(237,227)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(7)	06/2026	USD	(2,299,763)	43,339	—
S&P 500 Index E-mini	(16)	06/2026	USD	(5,256,600)	—	(66,262)
S&P Mid 400 Index E-mini	(7)	06/2026	USD	(2,377,550)	—	(22,375)
U.S. Treasury 10-Year Note	(7)	06/2026	USD	(777,328)	9,173	—
U.S. Treasury 10-Year Note	(5)	06/2026	USD	(555,234)	—	(1,338)
Total					52,512	(89,975)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,650.00	06/18/2026	54,407	55,470
S&P 500 Index	Morgan Stanley	USD	1,305,704	2	6,420.00	06/18/2026	53,207	39,160
S&P 500 Index	Morgan Stanley	USD	16,321,300	25	5,400.00	12/17/2027	675,862	650,750
S&P 500 Index	Morgan Stanley	USD	16,974,152	26	5,300.00	12/17/2027	668,158	629,200
S&P 500 Index	Morgan Stanley	USD	3,917,112	6	5,500.00	12/17/2027	135,801	167,700
Total							1,587,435	1,542,280

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,650.00	06/18/2026	(51,593)	(39,850)
S&P 500 Index	Morgan Stanley	USD	(1,305,704)	(2)	6,420.00	06/18/2026	(57,993)	(69,140)
Total							(109,586)	(108,990)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	51,764,481	25,216,641	(25,060,897)	(5,875)	51,914,350	—	1,039	471,168	51,935,124
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	8,334,065	7,074	(244,509)	(37,661)	8,058,969	—	7,287	—	1,030,559
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,181,079	48,914	(47,910)	(671,525)	11,510,558	—	72,770	—	93,544
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,950,085	—	(1,786,999)	315,454	28,478,540	—	(307,022)	—	3,311,458
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	2,350,833	40,572	(7,272)	(224,957)	2,159,176	—	88	—	41,966
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	22,916,219	69,346	(128,649)	(1,228,204)	21,628,712	—	237,791	—	382,268
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,646,902	—	(217,588)	456	3,429,770	—	3,503	—	360,270
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	4,830,514	—	(210,203)	9,621	4,629,932	—	(33,771)	—	655,798
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,158,855	97,336	(78,654)	(786,624)	11,390,913	—	55,618	—	450,947
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,745,885	31,917	(940,376)	281,452	11,118,878	—	58,156	—	193,372
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,162,755	—	(365,149)	61,677	6,859,283	—	(37,518)	—	730,488
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	26,394,287	5,462	(1,152,886)	153,161	25,400,024	—	(176,092)	—	2,731,185
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	8,281,481	385,786	(3,376)	(1,010,578)	7,653,313	—	(259)	—	106,622
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	8,049,999	4,223	(404,487)	(350,460)	7,299,275	—	522,412	—	162,170
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	23,770,531	—	(1,167,961)	163,924	22,766,494	—	(159,276)	—	2,445,381
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	8,284,439	159,359	(3,259)	(543,167)	7,897,372	—	(141)	—	121,910
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	22,846,373	—	(1,104,434)	130,580	21,872,519	—	(125,857)	—	2,241,037

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,132,587	65,976	(58,456)	(1,000,720)	16,139,387	—	93,050	—	326,973
Total	281,801,370			(4,743,446)	270,207,465	—	211,778	471,168

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7059_(05/26)